Mezzanine Equity - Additional Information (Details)	1 Months Ended							12 Months Ended
	Sep. 30, 2021 USD ($) shares	Apr. 30, 2021 USD ($) shares	Apr. 30, 2021 CNY (¥) shares	Apr. 30, 2018 USD ($) shares	Apr. 30, 2018 CNY (¥) shares	Feb. 28, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 CNY (¥)	Sep. 11, 2024 shares	Jan. 11, 2024 shares
Temporary Equity [Line Items]
Proceeds from issue of shares									$ 19,091,338
Preferred stock, redemption event								Redeemable preference shares shall be redeemable, at any time after the earlier of the occurrence of the following event:(i) The Company has not consummated a Qualified IPO or Qualified share sale by September 30, 2024;(ii) There is any material breach by either the Founders or the Company of any applicable laws and the transaction documents relating to these several rounds of equity financing, and such default fails to take remedy measures within thirty days after the receipt of the notice with respect to such remedy requirements from the shareholders;The redemption preference from high priority to low priority is as follows in sequence: Series B+ redeemable preference shares, Series B redeemable preference shares, Series A+ redeemable preference shares, Series A redeemable preference shares and Series Angel redeemable preference shares.
Conversion rights description								The Preference Shares shall be convertible, at the option of the holder, at any time after the date of issuance of such Preference Shares according to a conversion ratio, subject to adjustments for dilution, into ordinary shares. The Preference Shares shall automatically be converted into ordinary shares at the then applicable conversion ratio upon the closing of an underwritten public offering of the ordinary shares of the Group after the prior written approval of the holders of Preference Shares.
Preferred stock voting rights description								Each Preferred Share shall be entitled to that number of votes corresponding to the number of ordinary shares on an as-converted basis. The shareholders of Preference Shares shall vote separately as a class with respect to certain specified matters. Otherwise, the shareholders of Preference Shares, Series Seed preference shares (see Note 14) and ordinary shares shall vote together as a single class.
Preferred stock, dividend payment terms								The shareholders receive dividends on an as-if converted basis when dividends are declared. No dividends have been declared for the investors of the Preference Shares for the periods presented.
Dividends declared								$ 0
Preferred shares automatically converted to Class A ordinary shares | shares											1,358,372,111
Amount of difference between the fair value of Series B redeemable preference shares and Series Angel shares								$ 2,500,000
Series A Redeemable Preference Shares
Temporary Equity [Line Items]
Temporary equity, shares issued | shares							300,000,000
Considerations from redeemable preference shares							$ 5,000,000
Issuance costs							$ 300,000
Percentage of redemption price of issue price								100.00%
Additional redemption percentage								10.00%
Liquidation percentage payable of investment								150.00%
Series Angel Redeemable Preference Shares
Temporary Equity [Line Items]
Preference shares redemption price | ¥										¥ 8,500,000
Preferred stock, liquidation preference, value | ¥										8,500,000
Series Angel Shares
Temporary Equity [Line Items]
Shares issued | shares	55,552,800	88,196,700	88,196,700			75,000,000
Proceeds from issue of shares	$ 0	$ 0				$ 0
Preferred stock, liquidation preference, value | ¥										¥ 8,500,000
Difference in amount of fair value and the carrying value								$ 5,800,000
Series A+ Redeemable Preference Shares
Temporary Equity [Line Items]
Temporary equity, shares issued | shares				118,971,900	118,971,900
Considerations from redeemable preference shares				$ 3,600,000	¥ 25,700,000
Issuance costs				$ 210,000	¥ 1,500,000
Percentage of redemption price of issue price								100.00%
Liquidation percentage payable of investment								100.00%
Series B Redeemable Preference Shares
Temporary Equity [Line Items]
Temporary equity, shares issued | shares		458,623,200	458,623,200									161,977,511
Considerations from redeemable preference shares		$ 14,400,000	¥ 104,000,000
Issuance costs		$ 170,000	¥ 1,200,000
Percentage of redemption price of issue price								100.00%
Additional redemption percentage								8.00%
Liquidation percentage payable of investment								100.00%
Series B+ Redeemable Preference Shares
Temporary Equity [Line Items]
Percentage of redemption price of issue price								100.00%
Additional redemption percentage								8.00%
Liquidation percentage payable of investment								100.00%
Liquidation additional percentage payable								8.00%